Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Text Block]
8.	Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

•

Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•

Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Common stock is valued at closing price reported on the active market on which the individual securities are traded.

Annually we review the valuation techniques used and determine if the fair value measurements are still appropriate and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information. There were no changes in the valuations techniques during the current year.

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012, respectively:

	March 31, 2013
	Fair Value Measurements
		(Unaudited)
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229
Investment in unconsolidated entities (Shandong Media)	$-	$-	$-	$-

Liabilities
Warrant liabilities	$-	$-	$903,785	$903,785
Contingent purchase price consideration, current (see Note 9)	$-	$-	$389,452	$389,452
Contingent purchase price consideration, noncurrent (see Note 9)	$-	$-	$389,452	$389,452

	December 31, 2012
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229
Investment in unconsolidated entities (Shandong Media)	$-	$-	$-	$-

Liabilities
Warrant liabilities	$-	$-	$878,380	$878,380
Contingent purchase price consideration, current (see Note 9)	$-	$-	$368,628	$368,628
Contingent purchase price consideration, noncurrent (see Note 9)	$-	$-	$368,628	$368,628

The table below reflects the components effecting the change in fair value for the three months ended March 31, 2013:

	Level 3 Assets and Liabilities
	For the Three Months Ended March 31, 2013

		Purchases, sales
		and issuances	Unrealized
	1/1/2013	and settlements	(gain) / loss	3/31/2013

Liabilities:
Warrant liabilities	$878,380	$-	$25,405	$903,785
Contingent purchase price consideration	$737,256	$-	$41,648	$778,904

	Quantitative Information about Level 3 Fair Value Measurements
	For the Three Months Ended March 31, 2013

	Fair Value at	Valuation	Unobservable
	3/31/2013	Techniques	Inputs	Input

Warrant liabilities	$903,785	Monte Carlo Simulation Method	Risk-free rate of interest	0.638%
			Expected volatility	75%
			Expected life (years)	4.42
			Expected dividend yield	0%

Contingent consideration	$778,904	Black-Scholes Merton Model	Risk-free rate of interest	0.570%
			Expected volatility	75%
			Expected life (years)	4.00
			Expected dividend yield	0%

The significant unobservable inputs used in the fair value measurement of the Company’s warrant liability and contingent consideration includes the risk free interest rate, expected volatility, expected life and expected dividend yield. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement

In accordance with our deconsolidation of Shandong Media, we recorded the fair value of our 30% equity investment. Utilizing forecasts based on recent historical performance we computed a discounted cash flow valuation of $0.00.

13.	Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

•	Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•	Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Common stock is valued at closing price reported on the active market on which the individual securities are traded.

Annually we review the valuation techniques used and determine if the fair value measurements are still appropriate and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information. There were no changes in the valuations techniques during the current year.

The fair value of the warrant liabilities at December 31, 2012 was valued using the Monte Carlo Simulation method which incorporated the following assumptions: risk-free rate of interest . 777%, expected volatility of 75%, expected life of 4.67 years and expected dividend yield of 0%.

The fair value of the option portion of our contingent purchase consideration liabilities at December 31, 2012 was valued using the Black-Scholes Merton model and at December 31, 2011 it was valued using the Monte Carlo simulation method, which is based on valuation theories underlying the Black-Scholes Merton model. Estimated probabilities related to achieving the earn-out milestones were incorporated into our December 31, 2011 valuation. In addition, our valuation incorporates the following assumptions:

	December 31,	December 31,
	2012	2011
	(Black-Scholes)	(Monte Carlo)
Risk-free interest rate	0.45%	0.41%
Expected volatility	75%	75%
Expected life	3.5 years	4 years
Expected dividend yield	0%	0%

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011, respectively:

	December 31, 2012
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229
Investment in unconsolidated entities (Shandong Media)	-	-	-

Liabilities
Warrant liabilities	$-	$-	$878,380	$878,380
Contingent purchase price consideration, current (see Note 13)	-	-	368,628	368,628
Contingent purchase price consideration, noncurrent (see Note 13)	-	-	368,628	368,628

	December 31, 2011
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229

Liabilities
Contingent purchase price consideration, current (see Note 13)	$-	$-	$1,091,571	$1,091,571
Contingent purchase price consideration, noncurrent (see Note 13)	-	-	2,267,518	2,267,518

	Level 3 Assets and Liabilities
	For the Years Ended December 31, 2010, 2011 and 2012

				Purchases, sales
		Unrealized		and issuances	Unrealized
	12/31/2010	(gain) / loss	12/31/2011	and settlements	(gain) / loss	12/31/2010
Liabilities:
Warrant Liability	$-	-	$-	1,525,682	(647,302)	$878,380
Contingent purchase price consideration	$3,362,105	(3,016)	$3,359,089	(1,308,390)	(1,313,443)	$737,256

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	12/31/2012	Techniques	Inputs	Input

Warrant Liability	878,380	Monte Carlo Simulation Method	Risk Free rate of interest	0. 77%
			Expected volatility	75%
			Expected life (years)	4.67%
			Expected dividend yield	0%

Contingent consideration	737,256	Black-Scholes Merton Model	Risk Free rate of interest	0.540%
			Expected volatility	75%
			Expected life (years)	3.50%
			Expected dividend yield	0%

The significant unobservable inputs used in the fair value measurement of the Company’s warrant liability and contingent consideration includes the risk free interest rate, expected volatility, expected life and expected dividend yield. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement

With the adoption of ASU 2011 - 04, there were no changes in valuation technique and related inputs resulting from the adoption of the new requirements.

In accordance with our deconsolidation of Shandong Media, we recorded the fair value of our 30% equity investment. Utilizing forecasts based on recent historical performance we computed a discounted cash flow valuation of $0.00.